Changes in accounting policies	6 Months Ended
Jun. 30, 2023
Basis Of Presentation [Abstract]
Changes in accounting policies	Changes in accounting policies
The unaudited condensed consolidated interim financial statements have been drawn up on the basis of accounting policies, methods of computation and presentation consistent with those applied in the financial statements for the year ended 31 December 2022, except for the accounting requirements set out below, effective as at 1 January 2023.
New standards and amendments applicable for the current period
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12 'Income Taxes' (IAS 12), mandatory in 2023)
At 1 January 2023, we adopted narrow-scope amendments to IAS 12 and have restated comparative periods in accordance with the transition arrangements. These amendments introduce an exclusion to the initial recognition exemption application for transactions giving rise to equal and offsetting taxable and deductible temporary differences.
Under the amendments, separate deferred tax assets and liabilities are calculated and recognised, prior to application of any required recovery testing and permitted offsetting, and subsequent movements in those deferred tax assets and liabilities are recognised in the income statement. Our previous accounting policy stated that “where the recognition of an asset and liability from a single transaction gives rise to equal and offsetting temporary differences, we apply the initial recognition exemption allowed by IAS 12, and consequently recognise neither a deferred tax asset nor a deferred tax liability in respect of these temporary differences”.
The most significant impact of implementing these amendments was from temporary differences related to the Group’s provisions for close-down and restoration, and lease obligations and corresponding capitalised closure costs and right-of-use assets. Adjustments to deferred tax assets and liabilities related to these balances have been recognised as at 1 January 2021, being the beginning of the earliest comparative period to be presented in the financial statements for the year ended 31 December 2023, with the cumulative effect recognised as an adjustment to retained earnings or other components of equity at that date. For other transactions, the impact of which was immaterial, the amendments apply only to those taking place on or after 1 January 2021. The impact on equity attributable to owners of Rio Tinto at 1 January 2023 of implementing the amendments to IAS 12 is as follows:

At 1 January	2023 US$m	2022 US$m	2021 US$m
Equity attributable to owners of Rio Tinto (previously reported)	50,175	51,415	47,054
Impact of IAS 12 amendments(a)	459	515	516
Restated equity attributable to owners of Rio Tinto	50,634	51,930	47,570
(a)Retained earnings adjustments at 1 January 2023 and 2022 include the impact of income statement adjustments for the years ended 31 December 2022 and 2021, respectively.
2.Changes in accounting policies (continued)
The restatement of deferred tax balances for the comparative reporting date is as follows:

31 December 2022
US$m
Deferred tax assets (previously reported)	2,766
Impact of IAS 12 amendments	30
Deferred tax assets (restated)	2,796

Deferred tax liabilities (previously reported)	(3,601)
Impact of IAS 12 amendments	437
Deferred tax liabilities (restated)	(3,164)

Net impact of IAS 12 amendments on deferred tax balances	467
Comprising, prior to offsetting of balances:
Deferred tax assets arising from:
- Provisions and other liabilities	1,586
- Capital allowances	(57)
1,529
Deferred tax liabilities arising from Capital allowances	(1,062)
Restatement of pre-offset balances at 31 December 2022 represents additional gross deferred tax liabilities of US$922 million and gross deferred tax assets of US$1,380 million in relation to close-down and restoration obligations and related capitalised closure costs, and additional gross deferred tax liabilities of US$140 million and gross deferred tax assets of US$149 million in relation to lease liabilities and related right-of-use assets.
The impact of restatement on net earnings for the six months ended 30 June 2022 is a net credit of US$35 million related to depreciation of closure and right of use assets and settlement of closure and lease liabilities.
IFRS 17 'Insurance Contracts' and amendments to IFRS 17 'Insurance Contracts' (mandatory in 2023)
We implemented IFRS 17 'Insurance Contracts' on 1 January 2023, which provides consistent principles for all aspects of accounting for insurance contracts. The standard does not have a material impact on the Group.
Other amendments
We adopted amendments to IAS 1 'Presentation of Financial Statements' and IFRS Practice Statement 2 'Making Materiality Judgements', requiring companies to disclose their material accounting policies rather than their significant accounting policies. The amendments do not have a material impact on the Group.
We adopted amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors clarifying how companies should distinguish changes in accounting policies from changes in accounting estimates, with a primary focus on the definition of and clarifications on accounting estimates. The amendments do not have a material impact on the Group.
New standards or amendments issued but not yet effective
During the six months ended 30 June 2023, we have not early adopted any amendments, standards or interpretations that have been issued but are not yet effective.